FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Schedule of net unrealized profit (loss) on open forward and futures contracts by the fair value hierarchy levels

2013	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Futures
Long	$572,609	$546,779	$25,830	$—
Short	222,300	288,237	(65,937)	—
	$794,909	$835,016	$(40,107)	$—

Forwards
Long	$(69,798)	$—	$(69,798)	$—
Short	158,903	—	158,903	—
	$89,105	$—	$89,105	$—

December 31, 2013	$884,014	$835,016	$48,998	$—

2012	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Futures
Long	$128,348	$147,822	$(19,474)	$—
Short	(103,715)	10,438	(114,153)	—
	$24,633	$158,260	$(133,627)	$—

Forwards
Long	$837,916	$—	$837,916	$—
Short	(420,644)	—	(420,644)	—
	$417,272	$—	$417,272	$—

December 31, 2012	$441,905	$158,260	$283,645	$—

Schedule of the trading profits and losses, before brokerage commissions, by commodity industry sector, on derivative instruments

	December 31, 2013	December 31, 2012	December 31, 2011
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$469,964	$79,465	$(550,043)
Currencies	(609,435)	(485,797)	(3,254,168)
Energy	(1,295,914)	(1,211,511)	(2,081,238)
Interest rates	(2,663,410)	1,441,907	6,392,824
Metals	112,125	(1,919,126)	(329,563)
Stock indices	2,717,404	(364,460)	(3,660,524)

Total	$(1,269,266)	$(2,459,522)	$(3,482,712)